Common Shares - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	May 31, 2020	Oct. 22, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 11, 2020	Jan. 18, 2019	Dec. 31, 2018	Oct. 12, 2018
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)			39,741,204	11,310,073
Common stock, par value (in usd per share)			$ 0.01	$ 0.01
Common shares, $0.01 par value per share; authorized 81,875,000 and 31,875,000 shares as of December 31, 2021 and 2020, respectively; outstanding 39,741,204 shares and 11,310,073 shares as of December 31, 2021 and 2020, respectively			$ 1,124	$ 859
Paid-in capital			2,057,958	1,803,431
Treasury Stock, Value			$ (717)	$ (73,444)
Treasury stock, shares held in treasury (in shares)			35,869	1,934,092
Entity Common Stock, Shares Outstanding (in shares)			39,741,204
Common stock, shares authorized (in shares)			81,875,000	31,875,000
Preferred stock, shares authorized (in shares)			50,000,000	50,000,000
Payments for Repurchase of Common Stock			$ 1,407	$ 16,724	$ 0
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased					31,900,000
Stock Repurchase Program, Authorized Amount			$ 50,000
Common Stock, Dividends, Per Share, Cash Paid			$ 0.12	$ 0.35
Dividends paid			$ 1,712	$ 3,234	$ 5,748
Dividends			$ 1,712	$ 3,234
Stock Issued During Period, Shares, Issued for Services			27,649,600	4,715,000
Stock Issued During Period, Value, Issued for Services			$ 318,485	$ 82,256
Sale of Stock, Number of Shares Issued in Transaction		1
Investment Owned, Balance, Shares			2,160,000	4,400,000		2,160,000	5,400,000		54,100,000
Shares Issued, Price Per Share			$ 18.46
Proceeds from Issuance of Common Stock			$ 165,896	$ 82,254	0
Issuance of restricted stock, net of forfeitures			1,200,000
Stock Repurchased and Retired During Period, Value			$ 18,200
Accelerated Share Repurchases, Final Price Paid Per Share			$ 15.71
Equity Investment Sale						2,250,000
Proceeds from Sale of Equity Method Investments	$ 42,700		$ 64,155	42,711	1,547
Entity Central Index Key			0001587264
Document Period End Date			Dec. 31, 2021
Current Fiscal Year End Date			--12-31
Stockholders' Equity Attributable to Parent			$ 620,344	272,598	874,967			$ 860,804
Scorpio Services Holding Limited
Class of Stock [Line Items]
Equity issued to related party			950,000
Paid-in Capital
Class of Stock [Line Items]
Dividends			$ (1,712)	(3,234)	33,699
Stock Issued During Period, Value, Issued for Services			$ 318,209	$ 82,209
Stockholders' Equity Attributable to Parent					$ 1,717,144			$ 1,747,648
Common Stock
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)			39,741,204	11,310,073	7,248,295			7,121,725
Stock Issued During Period, Value, Issued for Services			$ 276	$ 47
Issuance of restricted stock, net of forfeitures					126,570
Stockholders' Equity Attributable to Parent			1,124	859	$ 809			$ 796
Treasury Stock
Class of Stock [Line Items]
Stockholders' Equity Attributable to Parent			$ 717	$ 73,444	$ 56,720			$ 56,720